SUPPLEMENT DATED AUGUST 1, 2008

TO PROSPECTUSES DATED MAY 1, 2008
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX
FUTURITY II, FUTURITY III,
and
TO PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV, SUN LIFE FINANCIAL MASTERS VII,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
FUTURITY FOCUS, FUTURITY ACCOLADE,
FUTURITY FOCUS II, AND FUTURITY SELECT FOUR

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to an investment option that is available under your Contract.

The name of the following investment option is changed to:

Old Name	New Name

SCSM Blue Chip Mid Cap Fund	SCSM WMC Blue Chip Mid Cap Fund

Please retain this supplement with your prospectus for future reference.

Blue Chip Name Change (US) 7/08